SEGMENT AND GEOGRAPHIC AREA INFORMATION - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Hospitality business
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Percentage of revenue from real estate agent income	87.00%
PRC
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Percentage of revenue from real estate agent income		96.00%	99.00%
Percentage of revenue from the total consolidated revenue		96.00%	100.00%
UK
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Percentage of revenue from the total consolidated revenue	96.00%
Percentage of value of the assets from the total consolidated assets	91.00%	79.00%	37.00%